CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	Ordinary Shares Convertible Senior Notes Due 2022 CNY (¥) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital Convertible Senior Notes Due 2022 CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Noncontrolling Interest CNY (¥)	Convertible Senior Notes Due 2022 CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning outstanding (in shares) at Dec. 31, 2020 | shares		3,108,425,680
Balance at beginning at Dec. 31, 2020		¥ 0			¥ 9,808	¥ 1,502	¥ 127	¥ 102		¥ 11,432
Treasury shares, balance (in shares) at Dec. 31, 2020 | shares			30,967,640
Treasury shares, balance at Dec. 31, 2020			¥ (107)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0			0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		12,325,470
Conversion of Convertible Senior Notes due 2022	¥ 0			¥ 0					¥ 0
Conversion of Convertible Senior Notes due 2022 (in shares) | shares	1,340
Share-based compensation					109					109
Net loss						(465)		(15)		(480)
Dividends to noncontrolling interest holders								(4)		(4)
Capital contribution from noncontrolling interest holders								16		16
Acquisition of noncontrolling interest					(3)			(11)		(14)
Foreign currency translation adjustments							(99)			(99)
Repurchase of treasury shares			¥ 0
Repurchase of treasury shares (in shares) | shares			6,400
Repurchase of ordinary shares										0
Repurchase of ordinary shares (in shares) | shares		(6,400)
Net settlement on shares repurchased for withholding taxes related to share-based awards					50					50
Noncontrolling interest recognized in connection with acquisitions								21		21
Income (loss) arising from defined benefit plan, net of tax benefit							13			13
Balance at ending outstanding (in shares) at Dec. 31, 2021 | shares		3,120,746,090
Balance at ending at Dec. 31, 2021		¥ 0			9,964	1,037	41	109		11,044
Treasury shares, balance (in shares) at Dec. 31, 2021 | shares			30,974,040
Treasury shares, balance at Dec. 31, 2021			¥ (107)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0			0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		9,462,340
Conversion of Convertible Senior Notes due 2022 (in shares) | shares			104,251,120
Share-based compensation					87					87
Net loss						(1,821)		(28)		(1,849)
Dividends to noncontrolling interest holders								(6)		(6)
Capital contribution from noncontrolling interest holders								0		0
Acquisition of noncontrolling interest					1			(2)		(1)
Gain (losses) from fair value changes of debt securities, net of tax benefit							57			57
Foreign currency translation adjustments							112			112
Repurchase of treasury shares			¥ (334)
Repurchase of treasury shares (in shares) | shares			17,794,700
Repurchase of ordinary shares										(334)
Repurchase of ordinary shares (in shares) | shares		(17,794,700)
Cash dividends declared						(416)				(416)
Noncontrolling interest recognized in connection with acquisitions								1		1
Termination of Capped Call					86					86
Income (loss) arising from defined benefit plan, net of tax benefit							22			¥ 22
Balance at ending outstanding (in shares) at Dec. 31, 2022 | shares		3,112,413,730								3,112,413,730	3,112,413,730
Balance at ending at Dec. 31, 2022		¥ 0			10,138	(1,200)	232	74		¥ 8,803
Treasury shares, balance (in shares) at Dec. 31, 2022 | shares			153,019,860							153,019,860	153,019,860
Treasury shares, balance at Dec. 31, 2022			¥ (441)							¥ (441)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0			0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		6,793,560
Vest of restricted stock in Treasury Shares			¥ 11		(11)
Vest of restricted stock in Treasury Shares (in shares) | shares		3,239,790	(3,239,790)
Conversion of Convertible Senior Notes due 2022		¥ 0			0					0
Conversion of Convertible Senior Notes due 2022 (in shares) | shares		240
Share-based compensation					143					143
Net loss						4,085		46		4,131	$ 582
Dividends to noncontrolling interest holders								(2)		(2)
Issuance of ordinary shares		¥ 0			1,963					1,963
Issuance of ordinary shares (in shares) | shares		71,185,000
Capital contribution from noncontrolling interest holders								0		0
Acquisition of noncontrolling interest					0			(4)		(4)
Gain (losses) from fair value changes of debt securities, net of tax benefit							(12)			(12)	(2)
Foreign currency translation adjustments							175			175	25
Repurchase of treasury shares			¥ (848)
Repurchase of shares (in ordinary shares) | shares			133,019,860
Repurchase of treasury shares (in shares) | shares			34,585,970
Repurchase of ordinary shares										(848)
Repurchase of ordinary shares (in shares) | shares		(34,585,970)
Cash dividends declared						(2,091)				(2,091)
Cancellation of ordinary shares (in Shares) | shares			(133,019,860)
Cancellation of ordinary shares		¥ 0	¥ 372		(372)					0
Income (loss) arising from defined benefit plan, net of tax benefit							(9)			¥ (9)	$ (1)
Balance at ending outstanding (in shares) at Dec. 31, 2023 | shares		3,159,046,350								3,159,046,350	3,159,046,350
Balance at ending at Dec. 31, 2023		¥ 0			¥ 11,861	¥ 794	¥ 386	¥ 114		¥ 12,249	$ 1,725
Treasury shares, balance (in shares) at Dec. 31, 2023 | shares			51,346,180							51,346,180	51,346,180
Treasury shares, balance at Dec. 31, 2023			¥ (906)							¥ (906)	$ (128)